Derivative Assets And Liabilities (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative liabilities, Fair Value	$ 21	$ 2,208
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	18,965	24,549
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	21	2,208
Cash collateral	$ 4,500	$ 8,100